Morgan Stanley Principal Funding, Inc. ABS-15G

Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Hazel Residential PLC

10th Floor
5 Churchill Place
London
E14 5HU

(the “Issuer”)

Morgan Stanley & Co. International PLC

25 Cabot Square
Canary Wharf
London
E14 4QA

United Kingdom

(the “Arranger” and “Lead Manager”)

and the other Managers (as defined in the Engagement Letter)

25 February 2025

Dear Sirs/Madams,

PROPOSED ISSUE BY HAZEL RESIDENTIAL PLC OF RESIDENTIAL MORTGAGE-BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Arranger, the Lead Manager, the Managers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Arranger, the Lead Manager and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Arranger, the Lead Manager and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the appropriateness of the procedures is solely the responsibility of the Issuer, the Arranger, the Lead Manager and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

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The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file ‘Project Passant - Preliminary Selection - Loan IDs - 2024_09_11.xlsx’ (the “First Pool Run”) containing an account number for each of the 17,796 loans with greater than zero current balance in the Loan Pool.

A random sample of 455 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Issuer then provided us with the data file ‘Passant_AUP_Aug24_Sent.xlsx’ containing information for each loan in the Sample (the “Sample Pool”) as at the 31 August 2024 (the “Cut-off Date”).

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 20 September to 3 October 2024.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.24 under the pool agreed upon procedures section below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the offer letter, additional borrowing offer letter, credit limit review, Certificate of Title (“COT”), the completion letter, Official Copy of Register Entries, original or latest valuation report (the “valuation report”) or subsequent valuer’s letter, the personal identification documentation and the data files ‘Data back ups_Deloitte.xlsx’, ‘System Raw Extract Balance Deloitte AUG24.xlsx’ and ‘AR123 Back Ups.xlsx’ (together, the “System extract”) and the Seller’s primary systems of record, ANMF System (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool, we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the agreed-upon procedures performed:

2.1.	Borrower Name

In cases where the surname of one borrower changed to the surname of a joint borrower, we were informed by the Issuer that such changes are as a result of changes in the marital status of the borrowers. For the avoidance of doubt, we did not agree that any change in the surname of the borrower was due to a change in their marital status, as no evidence of changes to the marital status was available in the mortgage files.

In relation to procedures 2.1.1-2.1.2 below, substantially agreed is defined as being able to identify the borrower’s name where minor spelling errors or reversals of initials had occurred.

2.1.1.	For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the Sample Pool substantially agreed to that shown on the offer letter, additional borrowing offer letter or credit limit review. In the case of a loan that had been transferred to the System, we confirmed whether the borrower name(s) substantially agreed to that shown on the System. We found that the borrower name(s) shown on the Sample Pool substantially agreed to the offer letter, additional borrowing offer letter, credit limit review or the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.1.2.	For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the Sample Pool substantially agreed with that shown on the COT or Official Copy of Register Entries. In the case of a loan that had been transferred to the System, we confirmed whether the borrower name(s) substantially agreed with that shown on the System. We found that the borrower name(s) shown on the Sample Pool substantially agreed to the COT, Official Copy of Register Entries or the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.	Property Address

We were instructed by the management of the Issuer that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to identify the property. In addition, for new build properties, we were instructed by the management of the Issuer that, where the original plot address and final full postal address differ, these differences are expected as a mortgage progresses from application to completion and thus these should not be considered to be errors if the property address was not substantially changed. For the avoidance of doubt, if the postcode was missing, incomplete or incorrect, or if the original plot address and final full postal address did not substantially differ, they were not considered to be an error.

In relation to procedures 2.2.1-2.2.3 below, substantially agreed is defined as being able to identify the property address where minor spelling errors has occurred.

2.2.1.	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed with that shown on the offer letter, additional borrowing offer letter or credit limit review. In the case of a loan that had been transferred to the System, we confirmed whether the property address substantially agreed with that shown on the System. We found that the property address shown on the Sample Pool substantially agreed to the offer letter, additional borrowing offer letter, credit limit review or the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.2.	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed with that shown on the valuation report. In the case of a loan that had been transferred to the System, we confirmed whether the property address substantially agreed with that shown on the System. We found that the property address shown on the Sample Pool substantially agreed to the valuation report or the System, except for 6 cases.

Deloitte reference	Description of exception
177	Valuation report not available
230	Valuation report not available
284	Valuation report not available
325	Valuation report not available
344	Valuation report not available
360	Valuation report not available

As a result of the procedure performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

2.2.3.	For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed with that shown on the COT or Official Copy of Register Entries. In the case of a loan that had been transferred to the System, we confirmed whether the property address substantially agreed with that shown on the System. We found that the property address shown on the Sample Pool substantially agreed to the COT or Official Copy of Register Entries, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.	Property Tenure

For each loan in the Sample Pool, we confirmed whether the property tenure agreed with that shown on the valuation report or Official Copy of Register Entries. In the case of a loan that had been transferred to the System, we confirmed whether the property tenure agreed with that shown on the System. We found that the property tenure agreed to one of the above documents or the System, except for 7 cases.

Deloitte reference	Description of exception
131	Sample Pool = Leasehold; Valuation report = Freehold
293	Sample Pool = Leasehold; Official Copy of Register Entries = Freehold
298	Sample Pool = Freehold; Official Copy of Register Entries = Leasehold
299	Sample Pool = Leasehold; Official Copy of Register Entries = Freehold
331	Sample Pool = Leasehold; Valuation report = Freehold
360	Sample Pool = Freehold; Official Copy of Register Entries = Leasehold
415	Sample Pool = Freehold; Official Copy of Register Entries = Leasehold

As a result of the procedure performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

2.4.	Amount Advanced

For each loan in the Sample Pool, we confirmed whether the net amount advanced agreed to within ± £1,000 with the net amount advanced shown on the offer letter, additional borrowing offer letter or credit limit review, where appropriate). In the case of a loan that had been transferred to the System, we confirmed whether the net amount advanced agreed with that shown on the System. We found that the net amount advanced agreed to within ± £1,000 to the offer letter, additional borrowing offer letter, credit limit review, or the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5.	Current Balance

For each loan in the Sample Pool, we confirmed whether the current balance (defined as the interest charging balance, or the latest further advance balance plus any subsequent transactions as at the Cut-off Date) agreed to within +/- £250 to the current balance shown on the System. We found that the current balance agreed to within +/- £250 to the current balance shown on the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.	Completion Date

For each loan in the Sample Pool, we confirmed whether the completion date per loan part agreed, to within +/- 30 days, with the completion date per loan part shown on the COT or Official Copy of Register Entries or completion letter. In the case of a loan that had been transferred to the System, we confirmed whether the completion date per loan part agreed with that shown on the System. We found that the completion date per loan part agreed, to within +/- 30 days, to one of the above documents or the System, except for 5 cases.

Deloitte reference	Description of exception
63	Loan documentation not available
73	Loan documentation not available
316	Sample Pool = 11/01/1991; System = 26/02/1988
359	Loan documentation not available
452	Loan documentation not available

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.7.	Maturity Date

For each loan in the Sample Pool, we confirmed whether the maturity date per loan part agreed, to within +/- 30 days, with the maturity date as at the latest active loan part shown on the System. We found that the maturity date per loan part agreed, to within +/- 30 days, to the maturity date per loan part as at the latest active loan shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.	Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount agreed with either the ‘Valuation in Present Condition’ or the ‘Valuation Following Completion of Works’ shown on the valuation report or subsequent valuer’s letter. In the case of a loan that had been transferred to the System or where an indexed valuation had been used, we confirmed whether the valuation amount agreed with the valuation amount shown on the System. We found that the valuation amount agreed to the above, except for 5 cases.

Deloitte reference	Description of exception
177	Valuation report not available
230	Valuation report not available
325	Valuation report not available
344	Valuation report not available
360	Valuation report not available

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.9.	Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date agreed, to within +/- 30 days, with the valuation date shown on the valuation report or subsequent valuer’s letter. In the case of a loan that had been transferred to the System or where an indexed valuation had been used, we confirmed whether the valuation date agreed with the valuation date shown on the System. We found that the valuation date agreed to the above, except for 5 cases.

Deloitte reference	Description of exception
177	Valuation report not available
230	Valuation report not available
325	Valuation report not available
344	Valuation report not available
360	Valuation report not available

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.10.	Document Signatories

2.10.1.	For each loan in the Sample Pool, we confirmed whether the valuation report had been signed in the space designated for the valuer. In the case of a loan that had been transferred to the System, we did not perform this procedure. We found the valuation report to be signed as described above, except for 6 cases.

Deloitte reference	Description of exception
177	Valuation report not available
230	Valuation report not available
284	Valuation report not available
325	Valuation report not available
344	Valuation report not available
360	Valuation report not available

As a result of the procedure performed there is a 99% confidence that not more than 4% of the First Pool Run contained errors.

2.10.2.	For each loan in the Sample Pool, we confirmed whether the COT had been signed in the space designated for the conveyancer or the Official Copy of Register Entries was present on the mortgage file. In the case of a loan that had been transferred to the System, we did not perform this procedure. We found the COT to be signed or the Official Copy of Register Entries be present on the mortgage file as described above, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.	Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type agreed with the repayment type shown on the System. We found that the repayment type agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12.	Product Type

For each loan in the Sample Pool, we confirmed whether the product type agreed with the product type shown on the System. We found that the product type agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.	Valuation Type

For each loan in the Sample Pool, we confirmed whether the valuation type agreed with the valuation type shown on the System. We found that the valuation type agreed to the System, except for 3 cases.

Deloitte reference	Description of exception
278	Sample Pool = Indexed; System = blank
331	Sample Pool = Indexed; System = blank
376	Sample Pool = Indexed; System = blank

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.14.	Arrears Balance

For each loan in the Sample Pool, we confirmed whether the arrears balance amount agreed to the arrears balance amount shown on the System as at the Cut-off Date. We found that the arrears balance amount agreed to the arrears balance amount shown on the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.	Monthly payment amount

For each loan in the Sample Pool, we confirmed whether the monthly payment amount agreed, to within +/- £0.01, with that shown on the System as at the Cut-off Date. We found that the monthly payment amount agreed, to within +/- £0.01, to that shown on the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16.	Credit Score

For each loan in the Sample Pool, we confirmed whether the credit score agreed with that shown on the System extract. We found that the credit score agreed to the System extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.	Income Amount

For each loan in the Sample Pool, we confirmed whether the income amount for the primary borrower agreed with that shown on the System extract. We found that the income amount for the primary borrower agreed to the System extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.	Account Number

For each loan in the Sample Pool, we confirmed whether the account number shown on the Sample Pool agreed to the System. We found that the account number agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19.	Term

For each loan in the Sample Pool, we confirmed whether the term of the loan defined as the difference between the original completion date and current maturity date agreed, to within +/- 30 days, to the System. We found that the term of the loan defined as the difference between the original completion date and current maturity date agreed, to within +/- 30 days, to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20.	Employment Status

For each loan in the Sample Pool, we confirmed whether the employment status for all borrower(s) agreed to the System or the System extract. We found that the employment status for all borrower(s) agreed to the System or the System extract, except for 1 case.

Deloitte reference	Description of exception
280	Sample Pool Borrower 2 = No data; System = Other

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.21.	Current Interest Rate

For each loan in the Sample Pool, we confirmed whether the current interest rate agreed to the System. We found that the current interest rate agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.22.	Revisionary Date

For each loan in the Sample Pool, we confirmed whether the revisionary date shown agreed to the System. We found that the revisionary date agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.23.	Year of Birth

For each loan in the Sample Pool, we confirmed whether the borrower(s) year of birth agreed to the System or the personal identification documentation. We found that the borrower(s) year of birth agreed to the System or the personal identification documentation, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.24.	Forbearance type

For each loan in the Sample Pool, we confirmed whether the forbearance type agreed to the System Extract. We found that the forbearance type agreed to the System Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 20 February 2025, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Arranger, the Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Arranger, the Lead Manager and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on 0113 292 1299.

Yours truly,

Deloitte LLP